UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 04518)

Exact name of registrant as specified in charter: Putnam Massachusetts Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: May 31, 2007

Date of reporting period: February 28, 2007

Item 1. Schedule of Investments:

Putnam Massachusetts Tax Exempt Income Fund

The fund's portfolio
2/28/07 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
FGIC -- Financial Guaranty Insurance Company
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (99.4%)(a)

	Rating(RAT)	Principal amount	Value

Massachusetts (95.4%)
Boston, Indl. Dev. Fin. Auth. Rev. Bonds (Springhouse, Inc.), 6s, 7/1/28	BB-/P	$2,150,000	$2,207,599
Boston, Indl. Dev. Fin. Auth. Swr. Fac. Rev. Bonds (Harbor Elec. Energy Co.), 7 3/8s, 5/15/15	Aa3	5,115,000	5,122,212
Boston, Wtr. & Swr. Comm. Rev. Bonds, Ser. A, 5 3/4s, 11/1/13	Aa2	7,435,000	7,939,613
Framingham, Hsg. Auth. Rev. Bonds (Beaver Terrace), Ser. A, GNMA Coll., 6.35s, 2/20/32	AAA	2,100,000	2,329,740
Holden, G.O. Bonds (Multi-Purpose), FGIC, U.S. Govt. Coll., 5 1/2s, 3/1/20 (Prerefunded)	Aaa	5,185,000	5,505,329
Lowell, G.O. Bonds, Ser. A, XLCA, 5s, 9/15/22	Aaa	1,750,000	1,899,048
Lynn, Wtr. & Swr. Comm. Rev. Bonds, Ser. A, MBIA, 5s, 6/1/22	Aaa	3,010,000	3,234,636
MA Bay Trans. Auth. Sales Tax Special Tax Bonds, Ser. B, 5 1/4s, 7/1/30	AAA	1,350,000	1,599,723
MA State College Bldg. Auth. Rev. Bonds, Ser. B, XLCA, 5 1/2s, 5/1/28	Aaa	4,000,000	4,850,840
MA State Dev. Fin. Agcy. Higher Ed. Rev. Bonds (Emerson College), Ser. A
5s, 1/1/19	A-	1,200,000	1,297,632
5s, 1/1/18	A-	580,000	628,169
MA State Dev. Fin. Agcy. Rev. Bonds
(Lasell College), 6 3/4s, 7/1/31	BB+/P	135,000	142,733
(Lasell College), 6 3/4s, 7/1/31 (Prerefunded)	BB+/P	1,305,000	1,484,829
(Lasell Village), Ser. A, 6 3/8s, 12/1/25	BB-/P	1,250,000	1,275,813
(MA Biomedical Research), Ser. C, 6 1/8s, 8/1/12	Aa3	1,950,000	2,086,714
(MA Biomedical Research), Ser. C, 5 7/8s, 8/1/10	Aa3	1,830,000	1,923,275
(WGBH Edl. Foundation), Ser. A, AMBAC, 5 3/4s, 1/1/42	Aaa	5,000,000	6,444,000
(Boston Biomedical Research), 5 3/4s, 2/1/29	Baa3	1,750,000	1,825,198
(Hampshire College), 5.7s, 10/1/34	BBB	1,315,000	1,415,269
(Middlesex School), 5 1/8s, 9/1/23	A1	1,000,000	1,074,370
MA State Dev. Fin. Agcy. VRDN (Boston U.), Ser. R-2, XLCA, 3.62s, 10/1/42	VMIG1	2,800,000	2,800,000
MA State Edl. Fin. Auth. Rev. Bonds, Ser. E, AMBAC, 5s, 1/1/13	AAA	3,625,000	3,691,338
MA State G.O. Bonds
(Construction Loan), Ser. E, AMBAC, 5s, 11/1/24	Aaa	5,000,000	5,430,350
Ser. D, FSA, 5s, 11/1/24 (Prerefunded)	Aaa	6,500,000	7,068,360
(Construction Loan), Ser. A, FSA, 5s, 3/1/24 (Prerefunded)	Aaa	13,000,000	14,178,450
Ser. D, FSA, 5s, 12/1/23 (Prerefunded)	Aaa	5,000,000	5,437,200
(Construction Loan), Ser. D, 5s, 8/1/21	Aa2	3,190,000	3,463,957
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Winchester Hosp.), Ser. E, 6 3/4s, 7/1/30 (Prerefunded)	BBB+/F	3,000,000	3,274,200
(UMass Memorial), Ser. C, 6 1/2s, 7/1/21	Baa2	3,125,000	3,426,875
(Berkshire Hlth. Syst.), Ser. E, 6 1/4s, 10/1/31	BBB+	1,300,000	1,422,226
(Harvard U.), Ser. N, 6 1/4s, 4/1/20	Aaa	5,000,000	6,276,300
(Learning Ctr. for Deaf Children), Ser. C, 6 1/8s, 7/1/29	Ba2	1,000,000	1,018,280
(Hlth. Care Syst. Covenant Hlth.), Ser. E, 6s, 7/1/31	A	3,000,000	3,282,600
(Partners Healthcare Syst.), Ser. C, 6s, 7/1/15	AA	2,100,000	2,317,056
(Partners Healthcare Syst.), Ser. C, 6s, 7/1/14	AA	1,460,000	1,612,760
(Partners Healthcare Syst.), Ser. C, 5 3/4s, 7/1/32	AA	4,000,000	4,318,720
(Baystate Med. Ctr.), Ser. F, 5.7s, 7/1/27	A1	1,000,000	1,064,430
(Caritas Christian Oblig. Group), Ser. A, 5 5/8s, 7/1/20	BBB	1,955,000	2,029,759
(Milton Hosp.), Ser. C, 5 1/2s, 7/1/16	BBB-	800,000	829,144
(Williams College), Ser. G, 5 1/2s, 7/1/14 (Prerefunded)	Aa1	3,665,000	3,852,355
(Milton Hosp.), Ser. C, 5 1/2s, 7/1/11	BBB-	1,265,000	1,313,095
(Cape Cod Healthcare), Ser. B, 5.45s, 11/15/23	BBB	2,600,000	2,669,784
MBIA, 5.38s, 7/1/18	Aaa	15,800,000	15,822,278
(Jordan Hosp.), Ser. D, 5 3/8s, 10/1/28	BBB-	3,000,000	3,053,100
(Boston College), Ser. K, 5 3/8s, 6/1/14	Aa3	4,250,000	4,658,638
(Partners Healthcare Syst.), Ser. B, 5 1/4s, 7/1/11	AA	3,000,000	3,134,040
(MA Inst. of Tech.), Ser. I-1, 5.2s, 1/1/28	Aaa	10,000,000	11,889,000
(Simmons College), Ser. F, FGIC, 5s, 10/1/33 (Prerefunded)	Aaa	5,245,000	5,655,316
(Worcester City Campus Corp.), Ser. E, FGIC, 5s, 10/1/26	Aaa	2,000,000	2,161,000
(Wellesley College), 5s, 7/1/17	Aa1	1,000,000	1,067,990
(Worcester City Campus Corp.), Ser. F, FGIC, 4 1/2s, 10/1/25	AAA	2,735,000	2,796,893
MA State Hlth. & Edl. Fac. Auth. VRDN, Ser. D, MBIA, 3.63s, 1/1/35	VMIG1	1,740,000	1,740,000
MA State Hsg. Fin. Agcy. Rev. Bonds
(Rental Mtge.), Ser. C, AMBAC, 5 5/8s, 7/1/40	Aaa	5,000,000	5,079,450
(Single Fam. Mtge.), Ser. 86, 5.1s, 12/1/21	Aa2	325,000	331,058
(Single Fam. Mtge.), Ser. 84, 4 1/4s, 12/1/07	Aa2	435,000	435,387
MA State Indl. Fin. Agcy. Rev. Bonds
(1st Mtge. Stone Institution & Newton), 7.9s, 1/1/24	BB-/P	1,500,000	1,508,325
(American Hinghan, Wtr. Treatment), 6 3/4s, 12/1/25	A	4,520,000	4,587,348
(1st Mtge. Berkshire Retirement), Ser. A, 6 5/8s, 7/1/16	BBB-	3,850,000	3,859,163
(Wentworth Inst. of Tech.), 5 3/4s, 10/1/28 (Prerefunded)	Baa1	1,650,000	1,733,606
MA State Port Auth. Rev. Bonds, Ser. A
MBIA, 5s, 7/1/33	AAA	2,400,000	2,530,032

AMBAC, 5s, 7/1/26	AAA	3,000,000	3,214,800
MA State School Bldg. Auth. Rev. Bonds (Dedicated Sales Tax), Ser. A, FSA
5s, 8/15/23	Aaa	5,000,000	5,384,900
5s, 8/15/20	Aaa	6,500,000	7,029,555
MA State Special Oblig. Dedicated Tax Rev. Bonds
FGIC, FHLMC Coll., FNMA Coll., 5 1/4s, 1/1/22 (Prerefunded)	Aaa	2,000,000	2,186,560
FGIC, 5 1/4s, 1/1/20 (Prerefunded)	Aaa	5,000,000	5,466,400
MA State Wtr. Poll. Abatement Rev. Bonds
Ser. 5, 5 3/8s, 8/1/27	Aaa	4,490,000	4,721,639
Ser. 5, 5 3/8s, 8/1/27 (Prerefunded)	Aaa	2,510,000	2,634,722
Ser. 12, 5s, 8/1/20	Aaa	2,645,000	2,880,855
MA State Wtr. Resource Auth. Rev. Bonds, Ser. A
6 1/2s, 7/15/19 (Prerefunded)	Aa2	5,500,000	6,583,555
FGIC, 5 3/4s, 8/1/39 (Prerefunded)	Aaa	10,000,000	10,758,200
(Wtr. Utility Impts.) MBIA, 5s, 8/1/29	Aaa	4,000,000	4,267,240
MBIA, 5s, 8/1/29	Aaa	3,225,000	3,502,930
MBIA, 5s, 8/1/27	Aaa	1,500,000	1,627,935
Maynard, G.O. Bonds, MBIA, 5s, 2/1/13	Aaa	1,065,000	1,141,307
Milford, G.O. Bonds, FSA, 5 1/8s, 12/15/24	Aaa	2,475,000	2,737,276
Norwell, G.O. Bonds, AMBAC, 5s, 2/15/25	AAA	1,000,000	1,079,020
Quincy, Rev. Bonds, FSA, 5.3s, 1/15/11	Aaa	7,200,000	7,205,544
U. MA Bldg. Auth. Rev. Bonds, Ser. 04-1, AMBAC
5 3/8s, 11/1/16	AAA	210,000	232,959
5 3/8s, 11/1/16 (Prerefunded)	AAA	790,000	879,151
Westford, G.O. Bonds, FGIC, 5 1/4s, 4/1/20	Aaa	1,000,000	1,052,930
			281,694,083

Puerto Rico (3.4%)
Children's Trust Fund Tobacco Settlement Rev. Bonds, 5 3/8s, 5/15/33	BBB	2,390,000	2,492,483
Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds, Ser. B, 5s, 12/1/16	BBB	500,000	538,450
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. K, 5s, 7/1/17	BBB+	1,500,000	1,604,115
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt. Fac.), Ser. I, 5 1/4s, 7/1/29	BBB	1,500,000	1,612,980
PR Elec. Pwr. Auth. Rev. Bonds, Ser. RR, FSA, 5s, 7/1/20	Aaa	3,500,000	3,797,080
			10,045,108

Virgin Islands (0.6%)
VI Pub. Fin. Auth. Rev. Bonds, FGIC, 5s, 10/1/24	Aaa	1,500,000	1,636,980

TOTAL INVESTMENTS

Total investments (cost $277,458,728)(b)			$293,376,171

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 2/28/07 (Unaudited)

			Payments	Payments	Unrealized
Swap counterparty /		Termination	made by	received by	appreciation/
Notional amount		date	fund per annum	fund per annum	(depreciation)

Citibank, N.A.

$6,500,000	(E)	5/23/12	3 month USD-	4.923%	$(12,220)
			LIBOR-BBA

				U.S. Bond
				Market
10,000,000	(E)	5/23/12	3.422%	Association	2,401
				Municipal
				Swap Index

JPMorgan Chase Bank, N.A.

9,100,000	(E)	11/8/11	3 month USD-	5.036%	22,204
			LIBOR-BBA

				U.S. Bond
				Market
14,000,000	(E)	11/8/11	3.488%	Association	(43,362)
				Municipal
				Swap Index

Morgan Stanley Capital Services, Inc.
				U.S. Bond
				Market
15,000,000	(E)	11/16/11	3.4695%	Association	(81,100)
				Municipal
				Swap Index

Total					$(112,077)

(E) See Interest rate swap contracts notes regarding extended effective dates.

NOTES

(a) Percentages indicated are based on net assets of $295,168,996.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at February 28, 2007 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at February 28, 2007. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $277,458,728, resulting in gross unrealized appreciation and depreciation of $16,058,945 and $141,502, respectively, or net unrealized appreciation of $15,917,443.

The rates shown on VRDN are the current interest rates at February 28, 2007.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at February 28, 2007 (as a percentage of net assets):

Health care	22.2%
Utilities and power	19.9
Education	18.9

The fund had the following insurance concentrations greater than 10% at February 28, 2007 (as a percentage of net assets):

FSA	17.9%
FGIC	12.6
MBIA	11.5

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Effective January 1, 2007, the fund retained State Street Bank and Trust Company ("State Street") as its custodian. Putnam Fiduciary Trust Company, the fund's previous custodian, is managing the transfer of the fund's assets to State Street. This transfer is expected to be completed for all Putnam funds during the first half of 2007, with PFTC remaining as custodian with respect to fund assets until the assets are transferred. Also effective January 1, 2007, the fund's investment manager, Putnam Investment Management, LLC entered into a Master Sub-Accounting Services Agreement with State Street, under which the investment manager has delegated to State Street responsibility for providing certain administrative, pricing, and bookkeeping services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Massachusetts Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter

Principal Executive Officer
Date: April 27, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 27, 2007